The Investment Company of America®
Investment portfolio
March 31, 2023
unaudited

Common stocks 94.85% Energy 5.16%	Shares	Value (000)
Baker Hughes Co., Class A	50,037,340	$1,444,078
Canadian Natural Resources, Ltd. (CAD denominated)[1]	15,778,318	873,149
Cheniere Energy, Inc.	1,000,000	157,600
Chevron Corp.	3,387,903	552,770
ConocoPhillips	3,996,765	396,519
Diamondback Energy, Inc.	550,000	74,344
Enviva, Inc.	700,000	20,216
EOG Resources, Inc.	8,635,091	989,840
Exxon Mobil Corp.	3,973,155	435,696
Halliburton Company	6,240,171	197,439
Pioneer Natural Resources Company	1,750,092	357,439
Woodside Energy Group, Ltd.	2,000,000	45,064
Woodside Energy Group, Ltd. (CDI)	1,907,806	42,645
		5,586,799
Materials 3.59%
Albemarle Corp.	1,858,952	410,903
BHP Group, Ltd. (CDI)	8,000,000	253,148
Corteva, Inc.	2,440,751	147,202
Ecolab, Inc.	1,335,360	221,042
Freeport-McMoRan, Inc.	6,731,500	275,385
Linde PLC	5,380,860	1,912,573
Rio Tinto PLC	9,126,173	618,528
Sherwin-Williams Company	223,166	50,161
		3,888,942
Industrials 13.69%
Advanced Drainage Systems, Inc.	93,924	7,909
Airbus SE, non-registered shares	1,401,213	187,715
AMETEK, Inc.	257,917	37,483
BAE Systems PLC	16,587,450	201,090
Boeing Company[2]	5,159,108	1,095,949
Carrier Global Corp.	28,875,226	1,321,042
CoStar Group, Inc.[2]	3,000,000	206,550
CSX Corp.	5,219,087	156,260
Equifax, Inc.	649,547	131,754
Fastenal Co.	1,054,852	56,899
General Dynamics Corp.	4,763,648	1,087,112
General Electric Co.	45,044,028	4,306,209
Honeywell International, Inc.	1,148,069	219,419
Illinois Tool Works, Inc.	2,470,042	601,332
L3Harris Technologies, Inc.	782,559	153,569
Lincoln Electric Holdings, Inc.	500,000	84,550
Lockheed Martin Corp.	160,605	75,923
Norfolk Southern Corp.	594,311	125,994
Northrop Grumman Corp.	1,388,526	641,110
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Otis Worldwide Corp.	3,056,170	$257,941
Paychex, Inc.	528,817	60,597
Raytheon Technologies Corp.	18,364,117	1,798,398
Safran SA	670,509	99,575
SS&C Technologies Holdings, Inc.	2,794,140	157,785
Stanley Black & Decker, Inc.[1]	3,314,963	267,120
TFI International, Inc.[3]	4,778,566	570,035
TransDigm Group, Inc.	78,612	57,941
Union Pacific Corp.	2,182,166	439,183
United Airlines Holdings, Inc.[2]	1,261,655	55,828
United Rentals, Inc.	352,100	139,347
Waste Connections, Inc.	358,030	49,791
Waste Management, Inc.	1,073,030	175,086
		14,826,496
Consumer discretionary 8.19%
Amazon.com, Inc.[2]	23,034,424	2,379,226
Aptiv PLC[2]	690,000	77,411
Caesars Entertainment, Inc.[2]	2,211,000	107,919
Chipotle Mexican Grill, Inc.[2]	92,650	158,273
D.R. Horton, Inc.	8,284,915	809,353
DoorDash, Inc., Class A2	1,163,800	73,971
General Motors Company	10,626,952	389,797
Home Depot, Inc.	4,621,442	1,363,880
Kering SA	221,956	144,861
McDonald’s Corp.	994,533	278,081
NIKE, Inc., Class B	2,491,523	305,561
Restaurant Brands International, Inc.	8,011,245	537,875
Royal Caribbean Cruises, Ltd.[1,2,3]	16,387,830	1,070,125
Starbucks Corp.	5,530,559	575,897
Tapestry, Inc.	1,654,008	71,304
Tesla, Inc.[2]	1,358,665	281,869
TJX Companies, Inc.	2,395,150	187,684
Tractor Supply Co.	230,983	54,290
		8,867,377
Consumer staples 7.76%
Altria Group, Inc.	15,034,737	670,850
Anheuser-Busch InBev SA/NV	372,669	24,850
Archer Daniels Midland Company	1,490,000	118,693
British American Tobacco PLC	67,870,228	2,378,495
Church & Dwight Co., Inc.	1,337,560	118,254
Constellation Brands, Inc., Class A	1,402,782	316,874
Danone SA	2,499,797	155,408
Dollar General Corp.	897,809	188,953
Estée Lauder Companies, Inc., Class A	575,258	141,778
General Mills, Inc.	7,922,519	677,059
Keurig Dr Pepper, Inc.	16,767,380	591,553
Kraft Heinz Company	1,541,811	59,622
Molson Coors Beverage Company, Class B, restricted voting shares	1,236,414	63,898
Mondelez International, Inc.	1,873,879	130,647
PepsiCo, Inc.	3,580,313	652,691
Philip Morris International, Inc.	21,712,213	2,111,513
		8,401,138
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Health care 13.94%	Shares	Value (000)
Abbott Laboratories	22,158,493	$2,243,769
AbbVie, Inc.	6,619,085	1,054,884
AmerisourceBergen Corp.	899,706	144,052
Amgen, Inc.	2,122,061	513,008
AstraZeneca PLC	1,394,668	193,580
AstraZeneca PLC (ADR)	777,359	53,956
Bristol-Myers Squibb Company	3,245,613	224,953
Daiichi Sankyo Company, Ltd.	15,079,700	550,359
Danaher Corp.	1,673,533	421,797
DexCom, Inc.[2]	3,067,000	356,324
Edwards Lifesciences Corp.[2]	1,848,445	152,922
Elevance Health, Inc.	660,934	303,904
Eli Lilly and Company	2,118,979	727,700
GE HealthCare Technologies, Inc.[2]	15,351,293	1,259,267
Gilead Sciences, Inc.	10,113,513	839,118
Humana, Inc.	617,178	299,615
Medtronic PLC	5,607,670	452,090
Novo Nordisk A/S, Class B	4,225,962	670,629
Pfizer, Inc.	4,461,296	182,021
Regeneron Pharmaceuticals, Inc.[2]	296,200	243,379
Sanofi	232,450	25,314
Stryker Corp.	3,216,800	918,300
Takeda Pharmaceutical Company, Ltd.	5,540,000	181,965
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	39,840,286	352,587
Thermo Fisher Scientific, Inc.	1,025,553	591,098
UnitedHealth Group, Inc.	4,010,872	1,895,498
Vertex Pharmaceuticals, Inc.[2]	275,000	86,644
Zoetis, Inc., Class A	973,569	162,041
		15,100,774
Financials 9.55%
AIA Group, Ltd.	29,241,400	307,251
American International Group, Inc.	20,477,660	1,031,255
Aon PLC, Class A	406,299	128,102
Arthur J. Gallagher & Co.	2,542,765	486,456
Berkshire Hathaway, Inc., Class B2	1,423,150	439,426
BlackRock, Inc.	883,443	591,129
Blackstone, Inc., nonvoting shares	3,576,118	314,126
Charles Schwab Corp.	510,000	26,714
Chubb, Ltd.	3,268,155	634,610
Citizens Financial Group, Inc.	975,961	29,640
CME Group, Inc., Class A	1,479,937	283,438
Fidelity National Information Services, Inc.	2,839,321	154,260
Great-West Lifeco, Inc.	11,285,700	299,115
JPMorgan Chase & Co.	6,200,965	808,048
KeyCorp	3,365,030	42,130
KKR & Co., Inc.	4,583,816	240,742
Marsh & McLennan Companies, Inc.	1,345,801	224,143
Mastercard, Inc., Class A	5,747,953	2,088,864
Morgan Stanley	12,521,202	1,099,362
MSCI, Inc.	454,000	254,099
Nasdaq, Inc.	2,705,605	147,915
PNC Financial Services Group, Inc.	522,079	66,356
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	1,673,237	$576,882
Visa, Inc., Class A	313,279	70,632
		10,344,695
Information technology 18.63%
Accenture PLC, Class A	1,284,292	367,063
Adobe, Inc.[2]	567,308	218,623
Amphenol Corp., Class A	4,918,257	401,920
Apple, Inc.	12,910,175	2,128,888
Applied Materials, Inc.	3,426,101	420,828
ASML Holding NV	773,124	528,272
Broadcom, Inc.	7,214,951	4,628,680
Ceridian HCM Holding, Inc.[2]	808,983	59,234
Cognizant Technology Solutions Corp., Class A	420,655	25,630
Datadog, Inc., Class A2	261,016	18,965
EPAM Systems, Inc.[2]	1,743,375	521,269
Intel Corp.	20,526,564	670,603
KLA Corp.	32,216	12,860
Micron Technology, Inc.	14,438,948	871,246
Microsoft Corp.	26,572,211	7,660,768
NetApp, Inc.	961,428	61,387
NVIDIA Corp.	182,653	50,736
Palo Alto Networks, Inc.[2]	95,500	19,075
QUALCOMM, Inc.	1,075,417	137,202
Salesforce, Inc.[2]	2,496,631	498,777
ServiceNow, Inc.[2]	1,055,007	490,283
Shopify, Inc., Class A, subordinate voting shares[2]	277,849	13,320
Snowflake, Inc., Class A2	1,225,921	189,147
Texas Instruments, Inc.	589,205	109,598
Trimble, Inc.[2]	528,225	27,690
Zscaler, Inc.[2]	361,446	42,228
		20,174,292
Communication services 9.54%
Alphabet, Inc., Class A2	15,720,478	1,630,685
Alphabet, Inc., Class C2	16,627,790	1,729,290
Charter Communications, Inc., Class A2	117,811	42,131
Comcast Corp., Class A	56,961,916	2,159,426
Meta Platforms, Inc., Class A2	13,024,758	2,760,467
Netflix, Inc.[2]	5,498,368	1,899,576
Take-Two Interactive Software, Inc.[2]	513,634	61,277
T-Mobile US, Inc.[2]	316,467	45,837
		10,328,689
Utilities 3.19%
AES Corp.	7,893,498	190,075
CenterPoint Energy, Inc.	4,724,465	139,183
CMS Energy Corp.	2,022,640	124,149
Constellation Energy Corp.	1,628,939	127,872
Edison International	9,354,360	660,324
Entergy Corp.	2,946,749	317,483
Exelon Corp.	1,697,443	71,106
NextEra Energy, Inc.	4,376,215	337,319
PG&E Corp.[2]	64,560,094	1,043,937
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Public Service Enterprise Group, Inc.	2,705,350	$168,949
Sempra Energy	1,806,151	273,018
		3,453,415
Real estate 1.61%
American Tower Corp. REIT	882,790	180,389
Crown Castle, Inc. REIT	3,385,647	453,135
Equinix, Inc. REIT	457,686	330,010
Prologis, Inc. REIT	1,526,015	190,401
SBA Communications Corp. REIT, Class A	1,125,713	293,890
VICI Properties, Inc. REIT	9,160,241	298,807
		1,746,632
Total common stocks (cost: $62,762,439,000)		102,719,249
Preferred securities 0.03% Financials 0.03%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	12,953
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%), 4.50% noncumulative preferred shares[2]	565,000	802
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	3,948
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	14,785
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	1,818,512	2,401
Total preferred securities (cost: $47,694,000)		34,889
Convertible stocks 0.27% Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	855,066	104,951
Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	48,693	62,052
Utilities 0.11%
AES Corp., convertible preferred units, 6.875% 2/15/2024	507,735	45,447
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	1,682,700	77,993
		123,440
Total convertible stocks (cost: $299,986,000)		290,443
Convertible bonds & notes 0.12% Consumer discretionary 0.12%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 11/15/2023[3]	USD 8,524	8,775
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[3]	114,728	116,792
Total convertible bonds & notes (cost: $126,289,000)		125,567
The Investment Company of America — Page 5 of 10

unaudited
Bonds, notes & other debt instruments 0.11% Corporate bonds, notes & loans 0.07% Consumer discretionary 0.05%	Principal amount (000)	Value (000)
Caesars Entertainment, Inc. 7.00% 2/15/2030[4]	USD 7,384	$7,520
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[3,4]	9,490	10,128
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[3,4]	20,954	21,915
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[3,4]	17,415	18,520
		58,083
Industrials 0.02%
TransDigm, Inc. 4.875% 5/1/2029	21,920	19,425
Total corporate bonds, notes & loans		77,508
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 4.125% 9/30/2027	44,535	45,389
Total bonds, notes & other debt instruments (cost: $118,468,000)		122,897
Short-term securities 4.35% Money market investments 4.34%	Shares
Capital Group Central Cash Fund 4.86%[3,5]	47,039,921	4,703,992
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[5,6]	1,087,338	1,088
Capital Group Central Cash Fund 4.86%[3,5,6]	7,630	763
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[5,6]	700,000	700
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[5,6]	400,000	400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.73%[5,6]	400,000	400
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[5,6]	300,000	300
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[5,6]	200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[5,6]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[5,6]	100,000	100
		4,151
Total short-term securities (cost: $4,707,112,000)		4,708,143
Total investment securities 99.73% (cost: $68,061,988,000)		108,001,188
Other assets less liabilities 0.27%		295,284
Net assets 100.00%		$108,296,472
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Common stocks 1.51%
Energy 0.00%
Baker Hughes Co., Class A7	$1,557,300	$—	$79,444	$10,629	$(44,407)	$—	$10,020
Industrials 0.52%
TFI International, Inc.	516,593	—	46,631	9,061	91,012	570,035	1,672
Consumer discretionary 0.99%
Royal Caribbean Cruises, Ltd.[1,2]	770,566	53,222	—	—	246,337	1,070,125	—
Total common stocks						1,640,160
Convertible bonds & notes 0.12%
Consumer discretionary 0.12%
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 11/15/2023	8,387	—	—	—	388	8,775	61
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023	114,413	—	—	—	2,379	116,792	1,140
						125,567
Bonds, notes & other debt instruments 0.05%
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	10,199	—	—	—	(71)	10,128	266
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	21,085	—	—	—	830	21,915	428
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	17,916	—	—	—	604	18,520	398
						50,563
Short-term securities 4.34%
Money market investments 4.34%
Capital Group Central Cash Fund 4.86%[5]	5,773,085	2,825,836	3,895,538	200	409	4,703,992	68,114
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.86%[5,6]	5,028		4,265 [8]			763	— [9]
Total short-term securities						4,704,755
Total 6.02%				$19,890	$297,481	$6,521,045	$82,099

[1]	All or a portion of this security was on loan. The total value of all such securities was $4,506,000, which represented less than 0.01% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,083,000, which represented .05% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 3/31/2023.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2023. Refer to the investment portfolio for the security value at 3/31/2023.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,499,090	$87,709	$—	$5,586,799
Materials	3,017,266	871,676	—	3,888,942
Industrials	14,338,116	488,380	—	14,826,496
Consumer discretionary	8,722,516	144,861	—	8,867,377
Consumer staples	5,842,385	2,558,753	—	8,401,138
Health care	13,478,927	1,621,847	—	15,100,774
Financials	10,037,444	307,251	—	10,344,695
Information technology	19,646,020	528,272	—	20,174,292
Communication services	10,328,689	—	—	10,328,689
Utilities	3,453,415	—	—	3,453,415
Real estate	1,746,632	—	—	1,746,632
Preferred securities	34,889	—	—	34,889
Convertible stocks	290,443	—	—	290,443
Convertible bonds & notes	—	125,567	—	125,567
Bonds, notes & other debt instruments	—	122,897	—	122,897
Short-term securities	4,708,143	—	—	4,708,143
Total	$101,143,975	$6,857,213	$—	$108,001,188

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
The Investment Company of America — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-004-0523O-S89789
The Investment Company of America — Page 10 of 10